Retirement Plans - Asset Allocations (Detail) (USD $) In Millions, unless otherwise specified	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Schedule Of Other Postretirement Benefits [Line Items]
Cash and money market investments	0.00%	0.10%
Fair value of plan assets, Percentage	100.00%	100.00%
Equity securities	$ 198.4	$ 119.4
Fixed income investments	78.9	43.6
Cash and money market investments		0.1
Fair value of plan assets	277.3	163.1	144.4
Level 1 [Member]
Schedule Of Other Postretirement Benefits [Line Items]
Equity securities	12.8
Fixed income investments	25.5
Cash and money market investments
Fair value of plan assets	38.3
Level 2 [Member]
Schedule Of Other Postretirement Benefits [Line Items]
Equity securities	185.6	119.4
Fixed income investments	53.4	43.6
Cash and money market investments		0.1
Fair value of plan assets	$ 239.0	$ 163.1
Equity securities [Member]
Schedule Of Other Postretirement Benefits [Line Items]
Equity securities, Percentage	71.60%	73.20%
Fixed income securities [Member]
Schedule Of Other Postretirement Benefits [Line Items]
Equity securities, Percentage	28.40%	26.70%